Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	400,000,000	400,000,000
Common stock, shares issued	55,346,613	55,326,765
Common stock, shares outstanding	55,346,613	55,326,765